SUBSEQUENT EVENTS - Refinancing (Details) - USD ($)							3 Months Ended
	Mar. 02, 2020	Feb. 07, 2020	Mar. 17, 2017	Mar. 01, 2017	Feb. 09, 2017	Nov. 30, 2016	Mar. 31, 2020	Jan. 01, 2021	Sep. 30, 2020	Jan. 31, 2020	Dec. 31, 2019	May 31, 2019	Dec. 31, 2018	Oct. 17, 2016
Subsequent Event [Line Items]
Long-term Debt, Gross											$ 3,585,200,000
Debt Instrument, Interest Rate, Stated Percentage														9.25%
Repayments of Long-term Debt		$ 1,464,000,000.0
Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.00%
Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount	$ 1,200,000,000.0								$ 1,200,000,000.0
Amended ABL Credit Agreement [Member] | Base Rate [Member] | Minimum
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.25%
Amended ABL Credit Agreement [Member] | Base Rate [Member] | Maximum
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.75%
Subsequent Event [Member] | One, Two, Three Or Six Month Or 12-Month LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Subsequent Event [Member] | One Month LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Subsequent Event [Member] | Overnight Federal Funds And Overnight LIBOR [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
Subsequent Event [Member] | Term Loan Credit Agreement [Member]
Subsequent Event [Line Items]
Principal amount tendered in change of control in business combination repurchased										$ 500,000
Proceeds from Issuance of Debt	$ 2,200,000,000
Threshold additional loan principal amount	$ 325,000,000
Percentage of consolidated EBITDA	60.00%
Threshold consolidated total net leverage ratio	0.0375
Threshold consolidated first lien net leverage ratio	0.0525
Pecentage of principal amount amortized	1.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Minimum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Maximum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Subsequent Event [Member] | Term Loan Credit Agreement [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount	$ 1,200,000,000
Derivative Notional Amount In Next Fiscal Year	1,000,000,000
Derivative Notional Amount Until Maturity	1,000,000,000
Subsequent Event [Member] | Amended ABL Credit Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	455,000,000
Line of Credit Facility, Increase In Maximum Borrowing Capacity	$ 600,000,000
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Minimum
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.25%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Maximum
Subsequent Event [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	1.75%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | One Month LIBOR [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	1.00%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Overnight Federal Funds And Overnight LIBOR [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	0.50%
Subsequent Event [Member] | Amended ABL Credit Agreement [Member] | Base Rate [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Spread On Applicable Margin	1.00%
Subsequent Event [Member] | ABL Credit Agreement, Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000,000
Subsequent Event [Member] | ABL Credit Agreement, Swingline Subfacility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000,000
Forecast [Member] | Interest Rate Swap [Member]
Subsequent Event [Line Items]
Derivative, Notional Amount								$ 1,000,000,000.0
Forecast [Member] | Term Loan Credit Agreement [Member]
Subsequent Event [Line Items]
Redemption premium							$ 75,000,000
Write-off of deferred debt issuance costs							$ 38,000,000
Term Loan due 2023
Subsequent Event [Line Items]
Long-term Debt, Gross					$ 2,245,000,000						2,070,000,000		$ 2,070,000,000
Repayments of Long-term Debt				$ 500,000,000	$ 75,000,000
Term Loan due 2023 | Base Rate [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%
9.250% Senior notes due 2024
Subsequent Event [Line Items]
Long-term Debt, Gross											750,000,000		750,000,000
12.00%/13.00% PIK notes due 2022
Subsequent Event [Line Items]
Long-term Debt, Gross											500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage					13.00%
Repayments of Long-term Debt					$ 75,000,000
12.00%/13.00% PIK notes due 2022 | Minimum
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					12.00%
ABL Revolving Credit Facility
Subsequent Event [Line Items]
Long-term Debt, Gross											145,200,000		$ 245,100,000
Line of Credit Facility, Maximum Borrowing Capacity						$ 400,000,000					455,000,000
ABL Revolving Credit Facility | Maximum
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
10.00% notes due 2024
Subsequent Event [Line Items]
Long-term Debt, Gross											$ 120,000,000
Debt Instrument, Interest Rate, Stated Percentage												10.00%